Basis of preparation (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Jun. 24, 2021
Revolving Credit Facility (new)
Disclosure of initial application of standards or interpretations [line items]
Line of credit facility, maximum borrowing capacity			€ 175.0
Revolving Credit Facility (existing - replaced)
Disclosure of initial application of standards or interpretations [line items]
Line of credit facility, maximum borrowing capacity		€ 80.0
Senior USD Debt
Disclosure of initial application of standards or interpretations [line items]
Interest rate	3.75%	2.25%